Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

10.Leases

The Group has operating leases for corporate offices, warehouses and retail stores. In addition, upon the adoption of ASC 842, land use rights with total carrying amount of RMB4.1 billion and RMB4.2 billion (Note 9) were identified as operating lease right-of-use assets as of December 31, 2023 and 2024, respectively.

The Group’s leases have remaining lease terms of 1 month to 66 years, some of which include options to terminate the leases within certain periods. The Group considers these options in determining the classification and measurement of the leases when it is reasonably certain that the Group will exercise that option.

The following table provides information related to the Group’s operating leases (in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease cost	409,196	344,606	249,169
Cash paid for amounts included in the measurement of operating lease liabilities	471,214	331,579	271,670
Right-of-use assets obtained in exchange for operating lease obligations	336,381	215,209	40,557

Additionally, the short-term lease cost was RMB27.4 million, RMB42.3 million and RMB44.6 million for the years ended December 31, 2022, 2023 and 2024, respectively.

The following table provides a summary of the Group’s operating lease terms and discount rates, which excludes the land use rights, as of December 31, 2023 and 2024:

	December 31,	December 31,
	2023	2024
Weighted average remaining lease term	2.92 years	2.87 years
Weighted average discount rate	3.77%	3.62%

Maturities of operating lease liabilities as of December 31, 2024 were as follows (in thousands):

RMB
2025	189,853
2026	141,039
2027	101,221
2028	92,245
2029	61,015
Thereafter	51,056
Total operating lease payments	636,429
Less: imputed interest	(52,220)
Total	584,209